SEGMENTED REPORTING (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At August 31, 2020	Assets	Liabilities

Canada	$2,101	$40,922
South Africa	35,314	636
	$37,415	$41,558
At August 31, 2019	Assets	Liabilities

Canada	$4,983	$39,278
South Africa	38,680	5,542
	$43,663	$44,820

Comprehensive Loss for the year ended	August 31, 2020	August 31, 2019

Canada	$10,681	$16,471
South Africa	934	200
	$11,615	$16,671